WARRANTS (Details 2) - Stock Warrants [Member]	6 Months Ended
Aug. 31, 2015 USD ($) $ / shares shares
Warrants Outstanding
Outstanding at Beginning of Period	580,604
Granted	273,997
Exercised
Cancelled	6,669
Expired
Outstanding at End of Period	847,932
Weighted Average Exercise Price
Outstanding at Beginning of Period | $ / shares	$ 17.85
Granted | $ / shares	$ 10.10
Exercised | $ / shares
Cancelled | $ / shares	$ 24.75
Expired | $ / shares
Outstanding at End of Period | $ / shares	$ 15.26
Average Intrensic Value
Outstanding at Beginning of Period | $	$ 72,250
Issued | $
Outstanding at End of Period | $
Weighted Average Remaining Contractual Term
Outstanding at Beginning of Period	3 years 3 months 29 days
Outstanding at End of Period	3 years 5 months 1 day